AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 12, 2015

File No. 333-192288

File No. 811-22911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 6	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 10	☒

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Richard F. Morris, Esquire

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

It is proposed that this filing become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 10, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A for Reality Shares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 10, 2015, the effectiveness of Post-Effective Amendment No. 5 (“PEA No. 5”), which was filed with the Commission via EDGAR Accession No. 0001193125-15-310372 on September 2, 2015, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.

PART A – PROSPECTUS

The Prospectus for Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guardian ETF (the “Funds”) is incorporated herein by reference to Part A of PEA No. 5.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 5.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the 12th day of November, 2015.

REALITY SHARES ETF TRUST

By:	/s/ Eric R. Ervin
Eric R. Ervin
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Eric R. Ervin	Trustee and President	November 12, 2015
Eric R. Ervin

/s/ Christopher Nero*	Trustee	November 12, 2015
Chris Nero

/s/ Michael S. Rosen*	Trustee	November 12, 2015
Michael Rosen

/s/ Nathaniel R. Singer*	Trustee	November 12, 2015
Nathaniel Singer

/s/ Rick Slaughter*	Trustee	November 12, 2015
Rick Slaughter

/s/ Tom Trivella	Treasurer	November 12, 2015
Tom Trivella

*By:	/s/ Tom Trivella
Tom Trivella
Attorney-in-Fact